Current and long-term debt - 2018 NIBC Credit Facility (Details)	1 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Aug. 31, 2019 USD ($) vessel	Jun. 30, 2019 USD ($)
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity					$ 35,700,000
Periodic borrowing payment amount	$ 1,000,000.0
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Borrowings		$ 31,100,000	$ 31,600,000
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member] | Installation of scrubbers
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 3,100,000
Number of vessels | vessel				2
Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis					2.50%
Borrowings		$ 2,415,326,000	$ 2,552,473,000
Number of vessels | vessel		19	19
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount					$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel					500,000
Consolidated liquidity requirement per each chartered-in vessel					$ 250,000
MR [Member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels					2
Vessels [member]
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel		135	134
Borrowings, Financial Covenants, Period Two [Member] | Vessels [member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	135.00%
Borrowings, Financial Covenants, Period Three [Member] | Vessels [member] | Senior Secured Term Loan Facility - 2018 NIBC Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	140.00%